Earnings Per Share - Computation of Basic Earnings per Share (Detail) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Class A Voting Ordinary Shares [Member]
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation	¥ 718,824,602	$ 110,164,690	¥ 2,520,194,155	¥ 1,994,976,030
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share	190,170	190,170	215,040	255,190
Basic | (per share)	¥ 3.78	$ 0.58	¥ 11.72	¥ 7.82
Class B Voting Ordinary Shares [Member]
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation	¥ 239,994,059	$ 36,780,699	¥ 744,093,770	¥ 496,340,183
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share	63,490	63,490	63,490	63,490
Basic | (per share)	¥ 3.78	$ 0.58	¥ 11.72	¥ 7.82